VIRTUS SENIOR FLOATING RATE FUND
Virtus Senior Floating Rate Fund

Virtus Bond Fund, Virtus High Yield Fund,

and Virtus Senior Floating Rate Fund,

each a series of Virtus Opportunities Trust

Supplement dated November 1, 2016 to the Summary Prospectuses dated January 28, 2016, as supplemented, and the Virtus Opportunities Trust Statutory Prospectus, dated January 28, 2016, as supplemented

Important Notice to Investors

As of November 1, 2016, Virtus Bond Fund, Virtus High Yield Fund and Virtus Senior Floating Rate Fund are offering Class R6 Shares, in addition to the share classes already offered by the funds. Additionally, Virtus High Yield Fund has increased its expense reimbursement arrangement, effective November 1, 2016. Accordingly, the funds’ prospectuses are hereby amended to add the following disclosure.

Virtus Senior Floating Rate Fund

The cover page of the statutory prospectus is hereby revised by replacing the row showing ticker symbols for the fund’s share classes with the row shown below:

	A	B	C	I	R6	T
Virtus Senior Floating Rate Fund	PSFRX		PFSRX	PSFIX	VRSFX

The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, are hereby revised to add the Class R6 column and to revise the associated footnote as shown below:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	VIRTUS SENIOR FLOATING RATE FUND Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	VIRTUS SENIOR FLOATING RATE FUND Class R6
Management Fee	0.60%
Distribution and Shareholder Servicing (12b-1) Fees	none
Other Expenses	0.29%	[1]
Total Annual Fund Operating Expenses	0.89%
[1]	Estimated for current fiscal year, as annualized.

The Example table is hereby revised to add the Class R6 row as shown below:
Expense Example	Share Status	1 Year	3 Years	5 Years	10 Years
VIRTUS SENIOR FLOATING RATE FUND | Class R6 | USD ($)	Sold	91	284	493	1,096

Expense Example, No Redemption	Share Status	1 Year	3 Years	5 Years	10 Years
VIRTUS SENIOR FLOATING RATE FUND | Class R6 | USD ($)	Held	91	284	493	1,096